Loans and Borrowings - Additional Information (Details) $ / shares in Units, ฿ in Millions			12 Months Ended
	Aug. 02, 2023 USD ($)	Apr. 14, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 02, 2023 THB (฿)	Dec. 16, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 THB (฿)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 4,736,583			$ 47,361
Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Number of shares through conversion from convertible loan note | shares			1,528,159
Convertible Loan Notes
Disclosure of detailed information about borrowings [line items]
Interest rate					4.00%
Borrowings					$ 6,100,000
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%	15.00%		9.00%
Borrowings	$ 570,000	$ 1,000,000	$ 548,222	฿ 20.0
Repayment period	2024-08	2025-04
Promissory Notes | CIIG
Disclosure of detailed information about borrowings [line items]
Interest rate			15.00%
Borrowings			$ 3,203,000
Warrant price | $ / shares			$ 1
Warrants exercise price per share | $ / shares			$ 11.5
Interest-free notes amount			$ 2,653,833
Notes amount with interest			479,167
Export-Import Bank of Thailand ("EXIM")
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Export-Import Bank of Thailand ("EXIM") | Revolving Loan Agreement
Disclosure of detailed information about borrowings [line items]
Short-term letters of credit							$ 274,520	฿ 10.0
Interest-Bearing Note
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 497,135